RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party balances:
Amounts due from related parties	$ 129	$ 17
Amounts due to related parties	5,150	38,825
Discontinued Operations
Related party balances:
Amounts due to related parties		188
Continuing Operations
Related party balances:
Amounts due from related parties	129	17
Amounts due to related parties	5,150	38,825
Daqo Group [Member] | Continuing Operations
Related party balances:
Amounts due to related parties		7,904
Others [Member] | Discontinued Operations
Related party balances:
Amounts due to related parties		188
Nanjing Yidian Huichuang information technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Sales		3,987	$ 6,695
Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	1,414	46,583	18,183
Purchases of Fixed Assets [Member] | Nanjing Yidian Huichuang information technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Purchases	1,218	8,690	975
Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases	560	3,325	898
Purchases of Raw Materials [Member] | Nanjing Yidian Huichuang information technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Purchases	560	1,625	566
Proceeds From Interest Free Loans [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Other transactions			25,745
Repayment of Interest Free Loans [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Other transactions	11,597		36,648
Proceeds From Related Parties Loans [Member]
Related Party Transaction [Line Items]
Other transactions	22,869	20,388	104,301
Repayment Of Related Parties Loans [Member]
Related Party Transaction [Line Items]
Other transactions	47,538	20,388	104,422
Zhengjiang Daqo Solar Co. Ltd [Member]
Related Party Transaction [Line Items]
Sales		3,987	6,695
Zhengjiang Daqo Solar Co. Ltd [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	4,349		10,904
Zhengjiang Daqo Solar Co. Ltd [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	4,349
Daqo Solar Co Ltd [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	18,520	16,005	55,613
Daqo Solar Co Ltd [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	18,412	16,005	55,651
Xinjiang Daqo Investment | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions			3,937
Xinjiang Daqo Investment | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions			4,021
Daqo New Material [Member] | Continuing Operations
Related party balances:
Amounts due to related parties	4,549	4,266
Daqo New Material [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions			1,893
Daqo New Material [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions			1,893
Chongqing Daqo Tailai [Member] | Continuing Operations
Related party balances:
Amounts due to related parties	55	8,004
Chongqing Daqo Tailai [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	111	15,212	8,241
Chongqing Daqo Tailai [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		2,541	6,209
Chongqing Daqo Tailai [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	5,049	2,541	6,209
Jiangsu Daqo [Member] | Continuing Operations
Related party balances:
Amounts due to related parties	5	3,162
Jiangsu Daqo [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		4,115	1,327
Nanjing Daqo Electric [Member] | Continuing Operations
Related party balances:
Amounts due to related parties		3,241
Nanjing Daqo Electric [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	45	6,229	1,439
Other Subsidiaries of Daqo Group [Member] | Continuing Operations
Related party balances:
Amounts due from related parties	25	17
Amounts due to related parties	371	1,121
Zhenjiang Electric Equipment Co Ltd [Member] | Continuing Operations
Related party balances:
Amounts due to related parties		1,490
Zhenjiang Electric Equipment Co Ltd [Member] | Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases		1,700	332
Nanjing Daqo Transformer [Member] | Continuing Operations
Related party balances:
Amounts due from related parties	104
Amounts due to related parties	170	9,637
Nanjing Daqo Transformer [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	40	12,337	$ 6,201
Nanjing Daqo Transformer [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		1,842
Nanjing Daqo Transformer [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	$ 8,131	$ 1,842